Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0001876006
Registrant Name	Ares Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES